SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, Accounts Receivable, Concentration of Revenue, Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) agreement item	Dec. 31, 2015 USD ($) agreement
Cash
Number of financial institution for maintaining balances of cash and cash equivalents | item	1
Accounts Receivable
Allowance for bad debts	$ 387,976	$ 375,750
Net accounts receivable	95,069	136,842
Concentration of Revenue and Geographic Area
Revenues	36,629,276	18,977,794
Prepaid Expenses
Prepaid Expense, Current	428,049	338,598
Bonds Posted With Courts
Estimated Litigation Liability	$ 0	$ 1,748,311
Patent Enforcement
Concentration of Revenue and Geographic Area
Number of largest licenses | agreement	5	5
Revenues from licenses (as a percent)	97.00%	62.00%
Geographic concentration risk | Germany
Concentration of Revenue and Geographic Area
Revenues	$ 108,000
Revenue | Patent Enforcement
Concentration of Revenue and Geographic Area
Revenues from licenses (as a percent)	100.00%	100.00%
Maximum
Cash
Insured by FDIC	$ 250,000	$ 250,000